Group Information - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Revenue	€ 328
Statement of financial position [abstract]
Accounts receivables and accounts payables	369
Shareholders
Analysis of income and expense [abstract]
Revenue	328	€ 67
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 369
Joint Venture
Analysis of income and expense [abstract]
Interest		47
Impairment of financial assets		(1,945)
Related parties
Analysis of income and expense [abstract]
Revenue		67
Interest		47
Impairment of financial assets		€ (1,945)